Unaudited Interim Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share capital	Other reserve	Translation reserve	Additional paid in capital	Accumulated deficit	Treasury shares	Non- controlling Interest	Total Shareholders’ deficit	Total
Balance at Dec. 31, 2020	$ 819	$ 1,500	$ 2	$ 67,257	$ (75,876)		$ 3,349	$ (2,949)	$ (6,298)
Changes during the period:
Issuance of ordinary shares, net	270			13,144				13,414	13,414
Issuance of shares within share-based compensation	95			(98)				(3)	(3)
Conversion of financial liability to shares	28			931				959	959
Comprehensive loss for the period:
Loss for the period					(4,694)		(77)	(4,771)	(4,694)
Other comprehensive income
Total comprehensive loss for the period					(4,694)		(77)	(4,771)	(4,694)
Balance at Jun. 30, 2021	1,212	1,500	2	81,234	(80,570)		3,272	6,650	3,378
Balance at Dec. 31, 2021	1,222	1,500	2	81,879	(90,634)		3,219	(2,812)	(6,031)	[1]
Changes during the period:
Issuance of ordinary shares, net	338			3,122				3,460	3,460
Conversion of financial liability to shares
Issuance of ordinary shares in respect of pre-funded warrants exercise	360			2,905				3,265	3,265
Share-based compensation	275			7,980				8,255	8,255
Treasury shares						(121)		(121)	(121)
Comprehensive loss for the period:
Loss for the period					(13,021)		(266)	(13,287)	(13,021)
Other comprehensive income
Total comprehensive loss for the period
Balance at Jun. 30, 2022	$ 2,195	$ 1,500	$ 2	$ 95,886	$ (103,655)	$ (121)	$ 2,953	$ (1,240)	$ (4,193)

[1]	The December 31, 2021, balances were derived from the Company’s audited annual financial statements.